Vanguard Mid-Cap Growth Fund

Supplement to the Prospectus and Summary Prospectus Dated February 25, 2014

Chartwell Investment Partners, L.P., one of the advisors to Vanguard Mid-Cap Growth Fund, has been acquired by TriState Capital Holdings, Inc. As a result of this acquisition, Chartwell Investment Partners, L.P., is now known as Chartwell Investment Partners, Inc.

TriState Capital Holdings, Inc., is a registered bank holding company headquartered in Pittsburgh, Pennsylvania.

The acquisition of Chartwell Investment Partners, L.P., will not result in a change in the nature or level of advisory services provided to the Fund, or an increase in the fees that the Fund pays for such services. The Fund’s investment objective, primary investment strategies, and primary risks have not changed.

Prospectus and Summary Prospectus Text Changes

All references to Chartwell Investment Partners, L.P., are hereby replaced with Chartwell Investment Partners, Inc.

Prospectus Text Changes

In the More on the Fund section, the following replaces similar text under the heading “Investment Advisors”:

• Chartwell Investment Partners, Inc., 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, is an investment advisory firm founded in 1997 and a wholly owned subsidiary of TriState Capital Holdings, Inc. As of October 31, 2013, Chartwell managed approximately $6.8 billion in assets.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 301 032014

Vanguard Whitehall Funds

Supplement to the Statement of Additional Information Dated February 25, 2014

Important Changes to Vanguard Mid-Cap Growth Fund

Chartwell Investment Partners, L.P., one of the advisors to Vanguard Mid-Cap Growth Fund, has been acquired by TriState Capital Holdings, Inc. As a result of this acquisition, Chartwell Investment Partners, L.P., is now known as Chartwell Investment Partners, Inc.

TriState Capital Holdings, Inc., is a registered bank holding company headquartered in Pittsburgh, Pennsylvania.

The acquisition of Chartwell Investment Partners, L.P., will not result in a change in the nature or level of advisory services provided to the Fund, or an increase in the fees that the Fund pays for such services. The Fund’s investment objective, primary investment strategies, and primary risks have not changed.

Statement of Additional Information Text Changes

All references to Chartwell Investment Partners, L.P., are hereby replaced with Chartwell Investment Partners, Inc.

In the Investment Advisory Services section, the following replaces similar text under “III. Vanguard Mid-Cap Growth Fund” on page B-44:

A. Chartwell Investment Partners, Inc. (Chartwell)

Chartwell is a Pennsylvania corporation and a wholly owned subsidiary of TriState Capital Holdings, Inc. TriState Capital Holdings, Inc., is a registered bank holding company headquartered in Pittsburgh, Pennsylvania.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 934A 032014